SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit International Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.4%

Asia - 25.3%

Australia - 5.3%
Atlassian Corp. *	1,425	97,256
BHP Group, Ltd., ADR	2,900	210,946
Lynas Rare Earths, Ltd. *	43,175	586,207
Macquarie Group, Ltd.	2,225	316,077
Rio Tinto, PLC, ADR	4,400	410,476
Westpac Banking Corp.	4,425	122,286

		1,743,248

China/Hong Kong - 2.7%
AIA Group, Ltd.	32,200	357,785
Baidu, Inc., ADR *	1,075	119,776
ENN Energy Holdings, Ltd.	18,400	149,820
Ping An Insurance Group Co. of China, Ltd.	33,500	257,589

		884,970

India - 0.4%
HDFC Bank, Ltd., ADR	4,800	119,424

Japan - 8.2%
Keyence Corp.	1,000	355,907
Mitsubishi Heavy Industries, Ltd.	18,000	494,580
Mizuho Financial Group, Inc., ADR	28,400	225,496
Recruit Holdings Co., Ltd.	11,200	487,984
Sony Group Corp., ADR	35,325	731,228
Terumo Corp.	30,300	407,073

		2,702,268

Singapore - 5.0%
DBS Group Holdings, Ltd.	17,160	763,622
Singapore Technologies Engineering, Ltd.	104,800	889,462

		1,653,084

South Korea - 2.2%
Hanwha Aerospace Co., Ltd.	220	187,595
Samsung Electronics Co., Ltd., GDR	185	534,962

		722,557

Taiwan - 1.5%
Hon Hai Precision Industry Co., Ltd., GDR	11,750	142,045
Taiwan Semiconductor Co., ADR	1,000	337,950

		479,995

Europe - 58.0%

Belgium - 3.0%
D’ieteren Group	2,800	518,428
UCB SA	1,550	467,010

		985,438

Denmark - 1.2%
Ascendis Pharma A/S, ADR *	1,690	386,554

France - 10.5%
AXA SA	11,750	539,931
Dassault Systemes SE	11,700	236,858
Elis SA	12,125	343,361
Safran SA	2,590	847,524
Schneider Electric SE	3,970	1,081,355

Name of Issuer	Quantity	Fair Value ($)

Societe Generale SA	5,525	403,418

		3,452,447

Germany - 9.0%
Allianz SE	1,685	711,607
Deutsche Post AG	6,550	345,230
Infineon Technologies AG	5,950	269,929
Muenchener Rueckversicherungs AG	800	505,233
Rheinmetall AG	215	362,659
Siemens AG	3,100	755,266

		2,949,924

Ireland - 2.1%
CRH, PLC	2,800	294,336
Linde, PLC	500	247,880
STERIS, PLC	825	182,432

		724,648

Netherlands - 4.4%
Adyen NV *, 4	84	84,071
ASML Holding NV	1,025	1,353,851

		1,437,922

Spain - 3.5%
Banco Santander SA, ADR	9,300	104,904
Iberdrola SA	45,900	1,050,842

		1,155,746

Sweden - 1.2%
Hexagon AB	16,200	157,660
Spotify Technology SA *	500	242,455

		400,115

Switzerland - 6.6%
Galderma Group AG	1,800	353,761
Lonza Group AG	590	378,496
Nestle SA	3,600	353,128
On Holding AG *	8,625	293,422
Partners Group Holding AG	360	388,023
TE Connectivity, PLC	1,100	229,922
Ypsomed Holding AG	510	178,789

		2,175,541

United Kingdom - 16.5%
AstraZeneca, PLC	4,550	897,351
BAE Systems, PLC	28,250	828,248
Coca-Cola Europacific Partners, PLC	5,400	489,618
Compass Group, PLC	10,625	296,447
Entain, PLC	17,100	128,462
London Stock Exchange Group, PLC	4,200	495,969
Man Group, PLC	93,600	315,106
Reckitt Benckiser Group, PLC	2,976	200,107
RELX, PLC	9,750	324,709
Rentokil Initial, PLC	47,250	293,230
Shell, PLC, ADR	12,250	1,139,250

		5,408,497

Latin America - 0.7%

Argentina - 0.3%
Globant SA *	2,050	94,526

MARCH 31, 2026	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit International Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Brazil - 0.4%
MercadoLibre, Inc. *	75	129,676

North America - 14.4%

Canada - 3.9%
Alimentation Couche-Tard, Inc.	7,400	419,445
Aritzia, Inc. *	3,025	246,854
Colliers International Group, Inc.	1,600	171,024
Waste Connections, Inc.	2,750	446,710

		1,284,033

United States - 10.5%
Broadcom, Inc.	10,250	3,172,477
Euronet Worldwide, Inc. *	1,375	91,259
Mondelez International, Inc.	3,075	177,243

		3,440,979

Total Common Stocks (cost: $17,107,533)		32,331,592

Investment Companies 0.5%
iShares MSCI India ETF (cost $95,267)	3,200	149,888

Short-Term Securities - 0.6%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost $206,532)	206,532	206,532

Total Investments in Securities - 99.5% (cost $17,409,332)		32,688,012

Other Assets and Liabilities, net - 0.5%		164,165

Net Assets - 100.0%		$32,852,177

*	Non-income producing security.
4

144A Restricted Security. The total value of such securities as of March 31, 2026 was $84,071 and represented 0.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

2

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2026 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	94,526	—	—	94,526
Australia	718,678	1,024,570	—	1,743,248
Belgium	—	985,438	—	985,438
Brazil	129,676	—	—	129,676
Canada	1,284,033	—	—	1,284,033
China/Hong Kong	119,776	765,194	—	884,970
Denmark	386,554	—	—	386,554
France	—	3,452,447	—	3,452,447
Germany	—	2,949,924	—	2,949,924
India	119,424	—	—	119,424
Ireland	724,648	—	—	724,648
Japan	956,724	1,745,544	—	2,702,268
Netherlands	1,353,851	84,071	—	1,437,922
Singapore	—	1,653,084	—	1,653,084
South Korea	—	722,557	—	722,557
Spain	104,904	1,050,842	—	1,155,746
Sweden	242,455	157,660	—	400,115
Switzerland	523,344	1,652,197	—	2,175,541
Taiwan	337,950	142,045	—	479,995
United Kingdom	2,526,219	2,882,278	—	5,408,497
United States	3,440,979	—	—	3,440,979
Investment Companies	149,888	—	—	149,888
Short-Term Securities	206,532	—	—	206,532
Total:	13,420,161	19,267,851	—	32,688,012

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

MARCH 31, 2026	3